Note 10 - Reinsurance	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Reinsurance [Text Block]
NOTE
10
- Reinsurance

Effective
September
30,
2016,
the Company entered into a
100%
coinsurance agreement with Southland National Insurance Corporation (“SNIC”) whereby the Company ceded an existing block of deferred fixed annuities to SNIC. The total liabilities reinsured as of
September
30,
2016
were
$44,023,892
and deferred acquisition costs associated with this block were
$329,414.
The Company transferred cash to SNIC under the agreement totaling
$41,921,155.
In order to generate cash, we sold fixed maturity securities generating pre-tax net realized capital gains totaling
$880,055.
In accordance with GAAP guidance, the initial ceding commission received on this transaction was deferred and will be recognized into income over the expected life of the reinsurance contract, which is
20
years. The initial ceding commission, net of tax, was
$1,471,858
and is presented separately on the balance sheet as deferred revenue on reinsurance ceded. The Company recognized
$40,211
of income associated with the amortization of the deferred revenue during
2016.
Under the terms of the reinsurance agreement, the Company will continue to administer this business and will be paid administrative fees by SNIC. SNIC also maintains a trust account further securing the statutory liabilities ceded by the Company. Benefit reserves ceded to SNIC and included in the amounts recoverable from reinsurers approximated
$43,179,000
at
December
31,
2016.

The Company ceded
100%
of the risks associated with its credit life and accident insurance written during
2016
and
2015
through coinsurance agreements with various companies. The Company administers the ceded credit life and accident insurance for an agreed-upon fee. During
2016
and
2015,
the Company received
$228,369
and
$223,994,
respectively, of fee income associated with these reinsurance arrangements, which is recognized in the administrative and financial services segment in the preceding table in Note
9.
Ceded claim reserves associated with these reinsurance arrangements at
December
31,
2016
and
2015
were
$1,441,190
and
$1,396,448,
respectively. Additionally, unearned premium reserves were reduced by
$8,098,452
and
$8,117,461
at
December
31,
2016
and
2015,
respectively, for credit-related reinsurance transactions. The Company utilizes yearly renewable term reinsurance to cede life insurance coverage in excess of its retention limit.

Investors Heritage Life cedes
85%
of life and annuity policy obligations assumed from Franklin American Life Insurance Company to Scottish Annuity and Life Insurance Company (Cayman) Ltd. Benefit reserves ceded to Scottish and included in the amounts recoverable from reinsurers approximated
$17,466,000
and
$18,522,000
at
December
31,
2016
and
2015,
respectively. An escrow account has been established by Scottish to secure Investors Heritage Life's ceded benefit obligations.

Investors Heritage Life coinsures policy obligations written through its relationship with Puritan Financial Group to Puritan Life Insurance Company of America (“Puritan”). This reinsurance agreement was terminated with respect to new business effective
July
31,
2015,
after which time the Company now retains
100%
of direct new business produced under the marketing agreement. Benefit reserves ceded to Puritan and included in the amounts recoverable from reinsurers approximated
$17,967,000
and
$18,261,000
at
December
31,
2016
and
2015,
respectively. Puritan maintains a trust account in Kentucky to secure Investors Heritage Life's ceded benefit obligations.

Investors Heritage Life assumed
75%
of the risks on certain policies sold by Puritan and Sterling Investors Life Insurance Company. The products being assumed are identical to the Heritage Solution and Heritage Provider products currently being written by Investors Heritage Life. However, these reinsurance arrangements allow us to participate in the profitability of these products in certain states where we are not currently marketing. These reinsurance agreements were also terminated with respect to new business effective
July
31,
2015.
Premiums assumed under these agreements totaled approximately
$447,000
and
$753,000
for the years ended
December
31,
2016
and
2015,
respectively. Benefit reserves assumed under these agreements totaled approximately
$10,933,000
and
$11,267,000
at
December
31,
2016
and
2015,
respectively.

Reinsurance ceded and assumed amounts included in the consolidated statements of income are as follows:

	Year Ended December 31,
	2016	2015

Premiums ceded	$10,803,281	$12,511,080
Premiums assumed	465,962	781,863
Commission and expense allowances	4,171,811	4,457,058
Benefit recoveries	8,736,272	8,414,608

The Company remains contingently liable on all ceded insurance should any reinsurer be unable to meet their obligations.